54646
8/99 Prospectus Supplement
dated August 16, 1999 to:

PUTNAM VARIABLE TRUST (THE "TRUST")
Prospectuses dated April 30, 1999

1. IN THE SECTION ENTITLED "WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES AND RELATED RISKS?" THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE LAST PARAGRAPH (AND THE END OF THE NEXT TO LAST PARAGRAPH FOR PUTNAM VT INCOME FUND) OF THE DISCLOSURE RELATING TO PUTNAM VT DIVERSIFIED INCOME FUND, PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON, PUTNAM VT HIGH YIELD FUND AND PUTNAM VT INCOME FUND:

     To the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency.

2.  THE PERFORMANCE TABLE FOR PUTNAM VT INCOME FUND IN THE
CLASS IB SHARE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

Average annual total returns (for periods ending
12/31/98)
                                                  Since
                         Past        Past         incept
                         1 year      5 years      ion(2/1/88)
Class IB                8.20%       6.87%        9.06%
Lehman Brothers
   Aggregate Bond       8.69%       7.27%        9.26%
Index
Lehman Brothers
Government/             9.47%       7.31%        9.34%
   Corporate Bond
Index
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